Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of entity's operating segments [Abstract]
Segment Report
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000

South Africa
Underground
Tshepong Operations	4 685	5 389	5 062	3 973	3 799	3 671	712	1 590	1 391	6 297	8 078	8 466	1 130	1 008	717	7 967	9 394	8 828	1 612	1 716	1 695
Moab Khotsong	4 470	1 672	—	3 101	952	—	1 369	720	—	3 634	3 670	—	559	173	—	7 928	3 296	—	970	327	—
Bambanani	1 477	1 616	1 576	994	896	871	483	720	705	562	659	745	61	64	77	2 515	2 821	2 750	230	233	231
Joel	957	954	1 309	971	920	936	(14)	34	373	947	995	909	187	250	243	1 567	1 635	2 246	429	454	514
Doornkop	1 931	1 958	1 553	1 564	1 411	1 241	367	547	312	2 759	2 721	2 979	308	274	243	3 273	3 429	2 673	730	696	641
Target 1	1 585	1 630	1 506	1 491	1 318	1 345	94	312	161	1 076	1 260	2 021	297	309	324	2 653	2 854	2 669	588	680	745
Kusasalethu	2 975	2 483	2 575	2 395	2 026	2 080	580	457	495	1 300	2 151	2 846	316	289	289	4 989	4 429	4 394	742	670	607
Masimong	1 359	1 505	1 452	1 205	1 154	1 113	154	351	339	106	57	433	109	129	119	2 309	2 623	2 538	602	647	640
Unisel	713	733	915	564	771	838	149	(38)	77	46	38	529	45	85	78	1 212	1 280	1 595	256	376	394
Surface
All other surface operations	2 403	2 009	1 816	1 938	1 521	1 404	465	488	412	724	553	486	84	136	261	4 099	3 570	3 178	15 931	14 143	11 045
Total South Africa	22 555	19 949	17 764	18 196	14 768	13 499	4 359	5 181	4 265	17 451	20 182	19 414	3 096	2 717	2 351	38 512	35 331	30 871	22 090	19 942	16 512
International
Hidden Valley (a)	3 591	409	1 500	1 362	234	1 313	2 229	175	187	3 694	3 884	2 290	1 591	1 563	1 335	6 222	2 862	2 965	3 886	2 499	2 889
Total international	3 591	409	1 500	1 362	234	1 313	2 229	175	187	3 694	3 884	2 290	1 591	1 563	1 335	6 222	2 862	2 965	3 886	2 499	2 889
Total operations	26 146	20 358	19 264	19 558	15 002	14 812	6 588	5 356	4 452	21 145	24 066	21 704	4 687	4 280	3 686	44 734	38 193	33 836	25 976	22 441	19 401
Reconciliation of segment information to the consolidated income statement and balance sheet	766	94	230	766	82	230	—	12	—	15 591	15 455	17 179
	26 912	20 452	19 494	20 324	15 084	15 042	6 588	5 368	4 452	36 736	39 521	38 883	4 687	4 280	3 686	44 734	38 193	33 836	25 976	22 441	19 401

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R350 million (2018: R288 million) (2017: R197 million).

(a)	Capital expenditure for 2018 comprises of expenditure of R2 609 million net of capitalised revenue of R1 046 million. No revenue was capitalised in 2017 or 2019.

*	Production statistics are unaudited.